RELATED PARTY TRANSACTIONS (Details 3) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Total	$ 2,659,954	$ 2,322,224
Ning Ding [Member]
Related Party Transaction [Line Items]
Total	2,294,040	1,665,314
Kai Ding [Member]
Related Party Transaction [Line Items]
Total		306,666
Kai Huang [Member]
Related Party Transaction [Line Items]
Total	147,382	142,998
Ning Ding 1 [Member]
Related Party Transaction [Line Items]
Total	119,988	108,691
Ning Ding 2 [Member]
Related Party Transaction [Line Items]
Total	95,044	95,055
Qianrui Ding [Member]
Related Party Transaction [Line Items]
Total	$ 3,500	$ 3,500